Fees Summary	Oct. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,469,000
Previously Paid Amount	0.00
Total Fee Amount	378.00
Total Offset Amount	0.00
Net Fee	378.00
Narrative - Max Aggregate Offering Price	$ 2,469,000
Final Prospectus	true